Average Annual Total Returns - Transamerica ClearTrack 2015	R6 1 Year	R6 5 Years	R6 Since Inception	R6 Inception Date	R6 Return After Taxes on Distributions 1 Year	R6 Return After Taxes on Distributions 5 Years	R6 Return After Taxes on Distributions Since Inception	R6 Return After Taxes on Distributions and Sale of Fund Shares 1 Year	R6 Return After Taxes on Distributions and Sale of Fund Shares 5 Years	R6 Return After Taxes on Distributions and Sale of Fund Shares Since Inception	R1 1 Year	R1 5 Years	R1 Since Inception	R1 Inception Date	R3 1 Year	R3 5 Years	R3 Since Inception	R3 Inception Date	Dow Jones Target 2015 Index (reflects no deduction for fees, expenses or taxes) 1 Year	Dow Jones Target 2015 Index (reflects no deduction for fees, expenses or taxes) 5 Years	Dow Jones Target 2015 Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	12.54%	7.79%	5.99%	Mar. 02, 2015	11.55%	6.64%	4.98%	7.95%	5.79%	4.40%	11.78%	7.08%	5.31%	Mar. 02, 2015	12.13%		12.02%	Mar. 01, 2019	8.30%	5.66%	4.43%